FINANCIAL INSTRUMENTS - Schedule of Foreign Currency Sensitivity Analysis (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure foreign currency sensitivity analysis [line items]
Settle transactions in foreign currency of percentage	15.00%
Gain (loss) on financial borrowings	$ 544,055	$ 3,998,429	$ 119,594,515
In Dollars
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	42,030,784
Shareholders’ Equity	42,030,784
Euros
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	326,889
Shareholders’ Equity	$ 326,889